Corporate Information	12 Months Ended
Dec. 31, 2025
Corporate Information [Abstract]
CORPORATE INFORMATION
1	CORPORATE INFORMATION

AMTD IDEA Group (the “Company”) is a limited liability company incorporated in Cayman Islands on February 4, 2019. The Company completed its initial public offering on New York Stock Exchange on August 5, 2019 and its shares are listed on Singapore Exchange on April 8, 2020.

The Company is an investment holding company. The Company and its subsidiaries (collectively referred to as the “Group”) are involved in the provision of capital market solutions services, digital solutions and other services, fashion, arts and luxury media advertising and marketing services, hotel operations, hospitality and VIP services and strategic investment.

The Company’s immediate holding company is AMTD Group Inc. (“AMTD Group”), a company incorporated in the British Virgin Islands (“BVI”).

Information about principal subsidiaries

Particulars of the Company’s principal subsidiaries are as follows:

		Issued and		Percentage of equity attributable to the Company
	Place of	registered share		2025		2024
Name	incorporation	capital#		Direct	Indirect	Direct	Indirect	Principal activities
AMTD International Holding Group Limited (“AMTD IHG”)	Hong Kong	HK$	500,000	100%	—	100%	—	Investment holding
AMTD Digital Inc. (“AMTD Digital”)	Cayman Islands	US$	12,616	51.6%	—	51.6%	—	Investment holding
WME Assets Group (“WME Assets”)	Cayman Islands	US$	10,410	—	56.3%	—	62.3%	Investment holdings and hotel operation, hospitality and VIP services
The Generation Essentials Group (“TGE”)	Cayman Islands	US$	1	—	58.6%	—	64.9%	Investment holding
L’Officiel Group Inc.(“L’Officiel”)	Cayman Islands	US$	1	—	58.6%	—	64.9%	Investment holding and provision of fashion, arts and luxury media advertising and marketing services
The Art Newspaper Group Inc.	Cayman Islands	US$	1	—	58.6%	—	64.9%	Investment holding and provision of fashion, arts and luxury media advertising and marketing services

#	All amounts in dollars in this note only.

The consolidated financial statements have been prepared on a historical cost basis, except for financial assets at FVTPL and derivative financial assets which are measured at fair value. The consolidated financial statements are presented in United States Dollars (“US$”) unless otherwise stated.